Commitments and Contingencies (Action In Which We Are The Defendant) (Details) £ in Millions	1 Months Ended
	Mar. 31, 2015 Patents	Apr. 30, 2014	Mar. 31, 2013 lagoon	Dec. 31, 2016 GBP (£) Claim
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed	6
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed	2
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Number of claims dismissed	4
Regents Versus Medivation [Member] | Xtandi [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Percentage of payments sought by plaintiff		10.00%
Damages from Product Defects [Member] | Class Action Versus American Optical Corporation And Various Other Defendants [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of claims seeking damages | Claim				56,200
Average Wholesale Price [Member] | State of Illinois Versus Pfizer [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of claims seeking damages | Claim				1
Environmental Remediation Litigation [Member]
Loss Contingencies [Line Items]
Feasibility study, number of lagoons | lagoon			2
Violation of Antitrust Laws [Member] | Phenytoin Sodium Capsules [Member]
Loss Contingencies [Line Items]
Imposed fine | £				£ 84